Rule 497(e)

File No. 333-289838

Corgi ETF Trust I

(the “Trust”)

Corgi Lifestyle Brands ETF (STYL)

Corgi NYC Based ETF (NYNY)

Corgi Bay Area Based ETF (BAY)

(each a “Fund,” together the “Funds”)

each listed on Cboe BZX Exchange, Inc.

May 4, 2026

Supplement to the Prospectus and
Statement of Additional Information (“SAI”),
each dated April 30, 2026

Effective immediately, each Fund’s ticker symbol is changed in accordance with the following chart. Accordingly, all references to a Fund’s ticker symbol in the Prospectus are hereby amended and restated to reflect the Fund’s new ticker symbol.

Fund Name	Old Ticker Symbol	New Ticker Symbol
Corgi Lifestyle Brands ETF	LVMH	STYL
Corgi NYC Based ETF	JFK	NYNY
Corgi Bay Area Based ETF	SFO	BAY

Please Keep This Supplement With Your Prospectus For Future Reference